As filed with the U.S. Securities and Exchange Commission on April 24, 2023

Securities Act File No.

File No. 333-270667

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 1	☒
Post-Effective Amendment No.	☐

HPS Corporate Lending Fund

(Exact name of registrant as specified in charter)

40 West 57th Street, 33rd Floor

New York, NY 10019

212-287-6767

(Address and telephone number, including area code, of principal executive offices)

Yoohyun K. Choi

HPS Investment Partners, LLC

40 West 57th Street, 33rd Floor

New York, NY 10019

(Name and address of agent for service)

COPIES TO:

Richard Horowitz, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Approximate Date of Commencement of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

☒

Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

☐

Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐

Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to Section 8(c) of the Securities Act.

☒	On May 19, 2023 upon filing pursuant to paragraph (b) of Rule 486.

☐	on (date) pursuant to paragraph (b) of Rule 486.

☐	60 days after filing pursuant to paragraph (a) of Rule 486.

☐	on (date) pursuant to paragraph (a) of Rule 486.

If appropriate, check the following box:

☒	This pre-effective amendment designates a new effective date for a previously filed registration statement.

☐

This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:                 .

☐

This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:                 .

☐

This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:                 .

☐

This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:                 .

Check each box that appropriately characterizes the Registrant:

☐	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“1940 Act”)).

☒	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the 1940 Act).

☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the 1940 Act).

☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☒	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).

☐

If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☐	New Registrant (registered or regulated under the 1940 Act for less than 12 calendar months preceding this filing).

The sole purpose of this filing is to delay the effectiveness of the registration statement filed on form N-2 on March 17, 2023 (the “Registration Statement”) until May 19, 2023. The Registration Statement under the Securities Act of 1933 (the “1933 Act”) is incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), the Registrant certifies that this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 meets all of the requirements for effectiveness under Rule 486(b) under the Securities Act and has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on April 24, 2023.

HPS CORPORATE LENDING FUND

By:	/s/ Michael Patterson
Name:	Michael Patterson
Title:	Chairperson, Chief Executive Officer and Trustee

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Michael Patterson Michael Patterson	Chairperson, Chief Executive Officer and Trustee (Principal Executive Officer)	April 24, 2023

/s/ Robert Busch Robert Busch	Chief Financial Officer and Principal Accounting Officer	April 24, 2023

/s/ Grishma Parekh Grishma Parekh*	Trustee	April 24, 2023

/s/ Randall Lauer Randall Lauer*	Trustee	April 24, 2023

/s/ Robin Melvin Robin Melvin*	Trustee	April 24, 2023

/s/ Donna Milia Donna Milia*	Trustee	April 24, 2023

/s/ Robert Van Dore Robert Van Dore*	Trustee	April 24, 2023

*By:	/s/ Tyler Thorn
Tyler Thorn
As Agent or Attorney-in-Fact